Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments to Fund Various Revolving and Delayed Draw Term Loans

	As of December 31,
	2023	2022
Total revolving loan commitments	$59,388	$1,639
Less: funded commitments	(3,020)	(24)
Total net unfunded revolving loan commitments	56,368	1,615

Total delayed draw term loan commitments	278,442	4,772
Total net unfunded revolving and delayed draw term loan commitments	$334,810	$6,387